Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Summary of Loans Receivable, Net

Loans receivable, net is comprised of the following:

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Loans receivable, current portion
Franchisees	18,757,404	79,572,201	11,429,831
Third parties	48,439,164	17,740,000	2,548,192
Less: bad debt provision	-	(15,000,000)	(2,154,616)
Total	67,196,568	82,312,201	11,823,407

Loans receivable, non-current portion
Franchisees	39,352,863	113,963,742	16,369,867
Third parties	-	7,600,000	1,091,672
	39,352,863	121,563,742	17,461,539